           As filed with the Securities and Exchange Commission on June 13, 2002
                                               Securities Act File No. 333-82942

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.
                         Post-Effective Amendment No. 1

                              KOBREN INSIGHT FUNDS
              ----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 535-0525
              ----------------------------------------------------
                        (Area Code and Telephone Number)

       20 William Street, Suite 310, Wellesley Hills, Massachusetts 02181
 -------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Name and Address of Agent for Service:                    Copies to:

Gail A. Hanson, Esq.                                 Michelle H. Rhee, Esq.
Kobren Insight Funds                                   Hale and Dorr LLP
101 Federal Street, 6th Floor                           60 State Street
Boston, MA 02110                                        Boston, MA 02109

Title of Securities Being Registered:
Shares of beneficial interest, par value $.001 per share

         No filing fee is due because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 333-12075, 811-07813).


It is proposed that this filing will become effective immediately upon filed pursuant to Rule 485(b).

Parts A and B to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on March 18, 2002, by reference to the Registration Statement on Form N-14 filed on February 15, 2002, are hereby incorporated by reference. The purpose of this Post-Effective Amendment No. 1 is to file an executed opinion of counsel regarding certain tax matters of the reorganization, pursuant to an undertaking included in Part C to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on March 18, 2002.

                                     PART C:
                                OTHER INFORMATION

Item 15. Indemnification.

The response to this Item 15 is incorporated by reference to Item 27 of Pre-Effective Amendment No. 1 (Accession No. 0000927405-96-000432) to the Registrant's Registration Statement on Form N-1A as filed with the SEC on November 8, 1996.

Item 16. Exhibits.

(1) (a)(i)   Declaration of Trust is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement on Form N-1A (File Nos.
             333-12075, 811-07813) as filed with the SEC on September 16, 1996
             (Accession No. 0000927405-96-000374)(the "Form N-1A Registration
             Statement").

    (a)(ii) Amendment to the Declaration of Trust dated November 20, 1996 is incorporated by reference to Exhibit No. (a)(2) of Post-Effective Amendment No. 16 to the Form N1-A Registration Statement as filed with the SEC on April 30, 2002 (Accession No.
             0000950156-02-000203)("Post-Effective No. 16").

    (a)(iii) Amendment to the Declaration of Trust on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(a) of Post-Effective Amendment No. 9 to the Form N-1A Registration Statement as filed with the SEC on December 17, 1998 (Accession No. 0000927405-98-000378) ("Post-Effective Amendment No. 9").

    (a)(iv) Amendment to the Declaration of Trust dated June 22, 1999 is incorporated by reference to Exhibit No. (a)(4) of Post-Effective Amendment No. 16.

    (a)(v) Amendment to the Declaration of Trust dated May 1, 2000 is incorporated by reference to Exhibit No. (a)(5) of Post-Effective Amendment No. 16.

    (a)(vi) Amendment to the Declaration of Trust dated April 29, 2002 is incorporated by reference to Exhibit No. (a)(6) of Post-Effective Amendment No. 16.

(2) By-Laws are incorporated by reference to Exhibit 2 of the Form N-1A Registration Statement.

(3)     Not Applicable.

(4)     Agreement and Plan of Reorganization is filed herewith as Exhibit 4.

(5)     Not Applicable.

(6) (a) Investment Advisory Agreement with Kobren Insight Management, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 2 to the Form N-1A Registration Statement filed with the SEC on April 22, 1998 (Accession No.
        0000927405-98-000133) ("Post-Effective Amendment No. 2").

    (b) First Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Delphi Value Fund, dated November 15, 1998, is incorporated by reference to Exhibit 23(d) of Post-Effective Amendment No. 9.

    (c) Second Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Growth Fund and Kobren Moderate Growth Fund, dated May 3, 1999 is incorporated by reference to Exhibit
        (d)(3) of Post-Effective Amendment No. 16.

    (d) Form of Third Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Growth Fund and Kobren Moderate Growth Fund is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 16.

    (e) Subadvisory Agreement with Delphi Management, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(d) of Post-Effective Amendment No. 9.

(7) (a) Distribution Agreement with Kobren Insight Brokerage, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 2.

    (b) First Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Delphi Value Fund dated November 15, 1998 is incorporated by reference to Exhibit 23(e) of Post-Effective Amendment No. 9.

    (c) Second Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Growth Fund is incorporated by reference to Exhibit (e)(3) of Post-Effective No. 16.

    (d) Form of Third Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Growth Fund is incorporated by reference to Exhibit (e)(4) of Post-Effective No. 16.

(8)     Not Applicable.

(9) (a) Custody Agreement with Boston Safe Deposit and Trust Company dated November 18, 1996 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 2.

    (b) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company dated January 8, 1998 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 2.

    (c) Sub-Custodian Agreement with Boston Safe Deposit and Trust Company and National Financial Services Corporation dated January 8, 1998 is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 2.

    (d) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company on behalf of Kobren Delphi Value Fund dated October 8, 1998 is incorporated by reference to Exhibit 23(g) of Post-Effective Amendment No. 5 to the Form N-1A Registration Statement as filed with the SEC on October 27, 1998 (Accession No. 0000927405-97-000313) ("Post-Effective
        Amendment No. 5").

(10)(a) Plan of Distribution pursuant to Rule 12b-1 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(m) of Post-Effective Amendment No. 5.

    (b) Plan pursuant to Rule 18f-3 on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(o) of Post-Effective Amendment No. 5.

(11) Opinion of Hale and Dorr LLP concerning legality of shares of Kobren Growth Fund is incorporated by reference to Exhibit 11 of Form N-14 Registration Statement.

(12) Opinion of Hale and Dorr LLP concerning the tax matters and consequences to shareholders of the reorganization is filed herewith as Exhibit 12.

(13)(a) Transfer Agency Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 1 to the Form N-1A Registration Statement as filed with the SEC on June 13, 1997 (Accession No.
        0000927405-97-000202) ("Post-Effective Amendment No. 1").

    (b) Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. dated June 30, 1998 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 3 to the Form N-1A Registration Statement as filed with the SEC on September 4, 1998 (Accession No. 0000927405-98-000293) ("Post-Effective Amendment No. 3").

    (c) Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and First Data Investor Services Group, Inc. dated June 30, 1998 as revised October 14, 1998 is incorporated by reference to
        Exhibit 23(h) of Post-Effective Amendment No. 9.

    (d) Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and First Data Investor Services Group, Inc. (n/k/a PFPC Inc.) dated April 15, 2000 is incorporated by reference to Exhibit
        (h)(4) of Post-Effective No. 16.

    (e) Form of Amendment to Transfer Agency and Services Agreement between Kobren Insight Funds and PFPC Inc. (f/k/a First Data Investor Services Group, Inc.) dated February 11, 2002 is incorporated by reference to Exhibit (h)(5) of Post-Effective No. 16.

    (f) Administration Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 1.

    (g) Amendment to Administration Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

(14)    Consents of Independent Accountants are filed herewith as Exhibit 14.

(15)    Not Applicable.

(16) Power of attorney is incorporated by reference to Exhibit 16 of Form N-14 Registration Statement.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES
         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, KOBREN INSIGHT FUNDS, certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wellesley, and Commonwealth of Massachusetts on the 13th day of June, 2002.

                                                       KOBREN INSIGHT FUNDS
                                                       By:  /s/ Eric M. Kobren
                                                       Eric M. Kobren, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

    Signatures                           Title                        Date

/s/ Eric M. Kobren          President, Chairman of the Board and   June 13, 2002
-----------------------     Trustee (Chief Executive Officer)
Eric M. Kobren


/s/ Eric J. Godes           Treasurer, Chief Financial Officer     June 13, 2002
-----------------------     and Chief Accounting Officer
 Eric J. Godes


Edward B. Bloom*            Trustee                                June 13, 2002
-----------------------
Edward B. Bloom


Michael P. Castellano*      Trustee                                June 13, 2002
-----------------------
Michael P. Castellano


Arthur Dubroff*             Trustee                                June 13, 2002
-----------------------
Arthur Dubroff


Robert I. Goldfarb*         Trustee                                June 13, 2002
-----------------------
Robert I. Goldfarb


Stuart J. Novick*           Trustee                                June 13, 2002
-----------------------
Stuart J. Novick


* By: /s/ Eric J. Godes
      -----------------------
         Eric J. Godes
         Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
Number   Description

(4)      Agreement and Plan of Reorganization

(12) Opinion of Hale and Dorr LLP concerning tax matters and consequences to shareholders of the reorganization

(14)     Consents of Independent Accountants